NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2018
Net income per share:
NET INCOME PER SHARE
13.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2016	2017	2018
	$	$	$
Net income attributable to Highway Holdings Limited’s shareholders, basic and diluted	1,251	527	1,550

Shares:
Weighted average common shares used in computing basic net income per share	3,801,874	3,801,874	3,801,874

Net income per share, basic	0.33	0.14	0.41

No share option is outstanding for the years ended March 31, 2016, 2017 and 2018.